Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,312	$ 1,526
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	2,068	2,428
Fair value of plan assets	1,409	1,539
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	289	418
Fair value of plan assets	130	145
Other
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	416	455
Fair value of plan assets	$ 0	$ 0